Subsequent Events (Details) € in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2022 EUR (€) AnnualPayment	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares
Merkanti Holding plc
Subsequent Events
Number of Consecutive Annual Payments | AnnualPayment	3
Acquisition of Sparkasse (Holdings) Malta Ltd. | Merkanti Holding plc
Subsequent Events
Annual payment | €	€ 2.5
Cash dividends
Subsequent Events
Dividends declared per share | (per share)		$ 0.23	$ 0.17